Intangible assets - Other intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020	R$ 2,871,319	R$ 2,406,361
Balance on December 31, 2021	3,713,407	2,871,319	R$ 2,406,361
Balance on December 31, 2020	3,713,407	2,871,319	2,406,361
Cost [Member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020	7,455,638	6,716,037	5,923,523
Additions	1,737,548	1,500,562	1,063,422
Write-off	(187,774)	(636,804)	(248,429)
Transfers	5,948	(124,157)	(22,479)
Balance on December 31, 2021	9,011,360	7,455,638	6,716,037
Balance on December 31, 2020	9,011,360	7,455,638	6,716,037
Cost [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020	7,025,609	6,353,841	5,629,798
Additions	1,536,146	1,429,459	990,184
Write-off	(186,429)	(633,534)	(240,626)
Transfers	5,986	(124,157)	(25,515)
Balance on December 31, 2021	8,381,312	7,025,609	6,353,841
Balance on December 31, 2020	8,381,312	7,025,609	6,353,841
Cost [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020	430,029	362,196	293,725
Additions	201,402	71,103	73,238
Write-off	(1,345)	(3,270)	(7,803)
Transfers	(38)		3,036
Balance on December 31, 2021	630,048	430,029	362,196
Balance on December 31, 2020	630,048	430,029	362,196
Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020	(4,484,225)	(4,239,742)	(3,700,420)
Additions	(725,459)	(583,141)	(539,322)
Write-off	43,076	338,658
Balance on December 31, 2021	(5,166,608)	(4,484,225)	(4,239,742)
Balance on December 31, 2020	(5,166,608)	(4,484,225)	(4,239,742)
Accumulated Amortization [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020	(4,208,942)	(3,982,788)	(3,448,788)
Additions	(651,724)	(569,370)	(534,000)
Write-off	40,085	343,216
Balance on December 31, 2021	(4,820,581)	(4,208,942)	(3,982,788)
Balance on December 31, 2020	(4,820,581)	(4,208,942)	(3,982,788)
Accumulated Amortization [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020	(275,283)	(256,954)	(251,632)
Additions	(73,735)	(13,771)	(5,322)
Write-off	2,991	(4,558)
Balance on December 31, 2021	(346,027)	(275,283)	(256,954)
Balance on December 31, 2020	(346,027)	(275,283)	(256,954)
Losses from non-recovery (Impairment) - IT [Member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020	(100,094)	(69,934)	(2,319)
Write-off			(1,346)
Balance on December 31, 2021	(131,345)	(100,094)	(69,934)
Balance on December 31, 2020	(131,345)	(100,094)	(69,934)
Impact on net profit	(31,251)	(30,160)	(66,269)
Losses from non-recovery (Impairment) - IT [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020	(93,000)	(69,934)	(2,319)
Write-off			(1,346)
Balance on December 31, 2021	(103,091)	(93,000)	(69,934)
Balance on December 31, 2020	(103,091)	(93,000)	(69,934)
Impact on net profit	(10,091)	(23,066)	(66,269)
Losses from non-recovery (Impairment) - IT [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020	(7,094)
Balance on December 31, 2021	(28,254)	(7,094)
Balance on December 31, 2020	(28,254)	(7,094)
Impact on net profit	(21,160)	(7,094)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020	2,871,319	2,406,361
Balance on December 31, 2021	3,713,407	2,871,319	2,406,361
Balance on December 31, 2020	3,713,407	2,871,319	2,406,361
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020	2,723,667	2,301,119
Balance on December 31, 2021	3,457,640	2,723,667	2,301,119
Balance on December 31, 2020	3,457,640	2,723,667	2,301,119
Gross carrying amount [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020	147,652	105,242
Balance on December 31, 2021	255,767	147,652	105,242
Balance on December 31, 2020	R$ 255,767	R$ 147,652	R$ 105,242